Summary of Significant Accounting Policies - Schedule of Revenue from Contracts with Customers (Details) (Allied Integral United Inc) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenue from contracts with customers	$ 184,000	$ 545,000	$ 1,556,000
Allied Integral United Inc [Member]
Total revenue from contracts with customers	$ 12,655,527	$ 12,499,119
Revenue percentage	100.00%	100.00%
Allied Integral United Inc [Member] | Resident rent - over time [Member]
Total revenue from contracts with customers	$ 12,287,423	$ 12,201,291
Revenue percentage	97.10%	97.60%
Allied Integral United Inc [Member] | Amenities and Conveniences - Point in Time [Member]
Total revenue from contracts with customers	$ 368,104	$ 297,828
Revenue percentage	2.90%	2.40%